PENSION AND OTHER POSTRETIREMENT BENEFITS PENSION AND OTHER POSTRETIREMENT BENEFITS - AMOUNT RECOGNIZED IN EXCESS OF ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Canada
Pension and Other Postretirement Benefit Disclosures
Projected benefit obligations	$ 1,422	$ 1,444
Accumulated benefit obligations	1,299	1,306
Fair value of plan assets	1,064	1,131
United States
Pension and Other Postretirement Benefit Disclosures
Projected benefit obligations	1,214	1,280
Accumulated benefit obligations	1,179	1,217
Fair value of plan assets	$ 1,045	$ 1,098